Exhibit 99.1

grant thornton llp 1717 Main Street, Suite 1800 Dallas, TX 75201 D 214 561 2300 F 214 561 2370	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management
First Investors Financial Services, Inc.
5757 Woodway Dr. Suite 400
Houston, TX 77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC  28202

Credit Suisse Securities (USA), LLC
Eleven Madison Ave.
New York, NY  10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the “Seller”), Wells Fargo Securities, LLC and Credit Suisse Securities (USA), LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of certain loans (the “Loans”) related to the First Investors Auto Owner Trust 2020-1 Offering Memorandum (the “Offering Memorandum”).  The Seller’s management is responsible for the loan information described above related to the Offering Memorandum. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

We performed the procedures enumerated below with respect to the testing performed in Item 2. The procedures we performed and our findings are as follows:

	1.	Obtained from the Seller an electronic file of information for the Loans which the Seller represents is as of the close of business on January 31, 2020 (the “January Data Tape”).

	2.	The 200 automobile receivables noted in Exhibit A were selected by Wells Fargo Securities, LLC from the January Data Tape. We compared the following information

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions:
● Loan number
● Original amount financed
● First payment date (scheduled)
● Original term to maturity
● Monthly payment
● Interest rate
● Vehicle type (new/used)
● State (borrower)
● Last 4 digits of the VIN

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the Loans relating to the Offering Memorandum.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:

●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
●	Addressing the value of collateral securing any such assets being securitized
●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
●	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

●	Forming any conclusion
●	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties.  It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

Dallas, Texas
February 21, 2020

EXHIBIT A

	File Date	Customer No.	Loan Number

1	1/31/2020	6692669	[Redacted]
2	1/31/2020	5666094	[Redacted]
3	1/31/2020	5753348	[Redacted]
4	1/31/2020	5297213	[Redacted]
5	1/31/2020	6718621	[Redacted]
6	1/31/2020	5736459	[Redacted]
7	1/31/2020	8881559	[Redacted]
8	1/31/2020	5668413	[Redacted]
9	1/31/2020	6711378	[Redacted]
10	1/31/2020	8925844	[Redacted]
11	1/31/2020	6709307	[Redacted]
12	1/31/2020	5576343	[Redacted]
13	1/31/2020	5223458	[Redacted]
14	1/31/2020	6724199	[Redacted]
15	1/31/2020	5174958	[Redacted]
16	1/31/2020	6686174	[Redacted]
17	1/31/2020	6714364	[Redacted]
18	1/31/2020	6725527	[Redacted]
19	1/31/2020	6728315	[Redacted]
20	1/31/2020	6672364	[Redacted]
21	1/31/2020	6705198	[Redacted]
22	1/31/2020	6695035	[Redacted]
23	1/31/2020	6693972	[Redacted]
24	1/31/2020	5592738	[Redacted]
25	1/31/2020	6689145	[Redacted]
26	1/31/2020	6734891	[Redacted]
27	1/31/2020	6716062	[Redacted]
28	1/31/2020	6731582	[Redacted]
29	1/31/2020	6727143	[Redacted]
30	1/31/2020	5643531	[Redacted]
31	1/31/2020	5631668	[Redacted]
32	1/31/2020	5366554	[Redacted]
33	1/31/2020	6701650	[Redacted]
34	1/31/2020	6685804	[Redacted]
35	1/31/2020	6682546	[Redacted]
36	1/31/2020	8631632	[Redacted]
37	1/31/2020	6681266	[Redacted]
38	1/31/2020	5585153	[Redacted]
39	1/31/2020	6712285	[Redacted]
40	1/31/2020	6688105	[Redacted]
41	1/31/2020	6696744	[Redacted]
42	1/31/2020	6711329	[Redacted]
43	1/31/2020	6708903	[Redacted]
44	1/31/2020	5423728	[Redacted]
45	1/31/2020	6684146	[Redacted]
46	1/31/2020	5167192	[Redacted]
47	1/31/2020	5659867	[Redacted]
48	1/31/2020	5412788	[Redacted]
49	1/31/2020	6705537	[Redacted]
50	1/31/2020	8217309	[Redacted]

EXHIBIT A

	File Date	Customer No.	Loan Number

51	1/31/2020	6709455	[Redacted]
52	1/31/2020	6732408	[Redacted]
53	1/31/2020	6707392	[Redacted]
54	1/31/2020	8053423	[Redacted]
55	1/31/2020	6708044	[Redacted]
56	1/31/2020	5511795	[Redacted]
57	1/31/2020	6716435	[Redacted]
58	1/31/2020	6728422	[Redacted]
59	1/31/2020	5215124	[Redacted]
60	1/31/2020	8439671	[Redacted]
61	1/31/2020	6731020	[Redacted]
62	1/31/2020	6710479	[Redacted]
63	1/31/2020	6703128	[Redacted]
64	1/31/2020	5774385	[Redacted]
65	1/31/2020	5348743	[Redacted]
66	1/31/2020	6729669	[Redacted]
67	1/31/2020	6692123	[Redacted]
68	1/31/2020	5464086	[Redacted]
69	1/31/2020	5685532	[Redacted]
70	1/31/2020	6682801	[Redacted]
71	1/31/2020	5650445	[Redacted]
72	1/31/2020	6692636	[Redacted]
73	1/31/2020	8237232	[Redacted]
74	1/31/2020	6686422	[Redacted]
75	1/31/2020	6700280	[Redacted]
76	1/31/2020	6732788	[Redacted]
77	1/31/2020	4994554	[Redacted]
78	1/31/2020	6719249	[Redacted]
79	1/31/2020	5447396	[Redacted]
80	1/31/2020	8872756	[Redacted]
81	1/31/2020	5514054	[Redacted]
82	1/31/2020	5577432	[Redacted]
83	1/31/2020	6715510	[Redacted]
84	1/31/2020	6674717	[Redacted]
85	1/31/2020	6698534	[Redacted]
86	1/31/2020	5459516	[Redacted]
87	1/31/2020	6674113	[Redacted]
88	1/31/2020	6732739	[Redacted]
89	1/31/2020	6682579	[Redacted]
90	1/31/2020	6717607	[Redacted]
91	1/31/2020	6725006	[Redacted]
92	1/31/2020	6725774	[Redacted]
93	1/31/2020	6671804	[Redacted]
94	1/31/2020	5379649	[Redacted]
95	1/31/2020	6688543	[Redacted]
96	1/31/2020	6716898	[Redacted]
97	1/31/2020	5587431	[Redacted]
98	1/31/2020	6733174	[Redacted]
99	1/31/2020	5737853	[Redacted]
100	1/31/2020	6709828	[Redacted]

EXHIBIT A

	File Date	Customer No.	Loan Number

101	1/31/2020	5374442	[Redacted]
102	1/31/2020	6701858	[Redacted]
103	1/31/2020	6710313	[Redacted]
104	1/31/2020	5233440	[Redacted]
105	1/31/2020	8152696	[Redacted]
106	1/31/2020	5175807	[Redacted]
107	1/31/2020	6696181	[Redacted]
108	1/31/2020	6732358	[Redacted]
109	1/31/2020	5404389	[Redacted]
110	1/31/2020	5724703	[Redacted]
111	1/31/2020	5271549	[Redacted]
112	1/31/2020	5740527	[Redacted]
113	1/31/2020	6696082	[Redacted]
114	1/31/2020	6699896	[Redacted]
115	1/31/2020	5667258	[Redacted]
116	1/31/2020	6691737	[Redacted]
117	1/31/2020	6719744	[Redacted]
118	1/31/2020	6682058	[Redacted]
119	1/31/2020	5353644	[Redacted]
120	1/31/2020	5331822	[Redacted]
121	1/31/2020	5395876	[Redacted]
122	1/31/2020	5519681	[Redacted]
123	1/31/2020	6733810	[Redacted]
124	1/31/2020	5217237	[Redacted]
125	1/31/2020	6685648	[Redacted]
126	1/31/2020	6708820	[Redacted]
127	1/31/2020	5426135	[Redacted]
128	1/31/2020	6729453	[Redacted]
129	1/31/2020	6709943	[Redacted]
130	1/31/2020	6683676	[Redacted]
131	1/31/2020	6725600	[Redacted]
132	1/31/2020	8851750	[Redacted]
133	1/31/2020	8950859	[Redacted]
134	1/31/2020	6728174	[Redacted]
135	1/31/2020	6692065	[Redacted]
136	1/31/2020	6688568	[Redacted]
137	1/31/2020	5753017	[Redacted]
138	1/31/2020	5248554	[Redacted]
139	1/31/2020	8099855	[Redacted]
140	1/31/2020	5373949	[Redacted]
141	1/31/2020	6719751	[Redacted]
142	1/31/2020	5287628	[Redacted]
143	1/31/2020	5391560	[Redacted]
144	1/31/2020	6689103	[Redacted]
145	1/31/2020	5310578	[Redacted]
146	1/31/2020	6704464	[Redacted]
147	1/31/2020	5671730	[Redacted]
148	1/31/2020	5474572	[Redacted]
149	1/31/2020	6723852	[Redacted]
150	1/31/2020	5694377	[Redacted]

EXHIBIT A

	File Date	Customer No.	Loan Number

151	1/31/2020	5674585	[Redacted]
152	1/31/2020	5754627	[Redacted]
153	1/31/2020	5709472	[Redacted]
154	1/31/2020	6695217	[Redacted]
155	1/31/2020	6719140	[Redacted]
156	1/31/2020	8664237	[Redacted]
157	1/31/2020	6718399	[Redacted]
158	1/31/2020	8443152	[Redacted]
159	1/31/2020	6731905	[Redacted]
160	1/31/2020	5741848	[Redacted]
161	1/31/2020	6720890	[Redacted]
162	1/31/2020	6691380	[Redacted]
163	1/31/2020	5643069	[Redacted]
164	1/31/2020	8712846	[Redacted]
165	1/31/2020	5410733	[Redacted]
166	1/31/2020	5713870	[Redacted]
167	1/31/2020	5390141	[Redacted]
168	1/31/2020	5240130	[Redacted]
169	1/31/2020	6716682	[Redacted]
170	1/31/2020	6705420	[Redacted]
171	1/31/2020	6731699	[Redacted]
172	1/31/2020	5269220	[Redacted]
173	1/31/2020	6652671	[Redacted]
174	1/31/2020	6730345	[Redacted]
175	1/31/2020	5716758	[Redacted]
176	1/31/2020	6733323	[Redacted]
177	1/31/2020	6713416	[Redacted]
178	1/31/2020	6722185	[Redacted]
179	1/31/2020	6721070	[Redacted]
180	1/31/2020	6725634	[Redacted]
181	1/31/2020	6718837	[Redacted]
182	1/31/2020	6714984	[Redacted]
183	1/31/2020	5166152	[Redacted]
184	1/31/2020	6730097	[Redacted]
185	1/31/2020	5663166	[Redacted]
186	1/31/2020	6684658	[Redacted]
187	1/31/2020	5705991	[Redacted]
188	1/31/2020	6701908	[Redacted]
189	1/31/2020	6716732	[Redacted]
190	1/31/2020	5559760	[Redacted]
191	1/31/2020	5607767	[Redacted]
192	1/31/2020	8177446	[Redacted]
193	1/31/2020	6733182	[Redacted]
194	1/31/2020	6714653	[Redacted]
195	1/31/2020	6703771	[Redacted]
196	1/31/2020	5414362	[Redacted]
197	1/31/2020	6727358	[Redacted]
198	1/31/2020	5577085	[Redacted]
199	1/31/2020	5503966	[Redacted]
200	1/31/2020	6714026	[Redacted]